SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the financial statements were available to be issued.

The Company’s board approved a bridge loan to provide additional capital for the expansion of its farming business. The bridge loan is due June 30, 2012, can be extended an additional 2 months, has interest at 12% per annum, and provides for a stock incentive of 1 share of the Company’s stock for each $10 borrowed. As of March 1, 2012, $1,500,000 was raised from the bridge loan offering.